Postretirement Medical Benefits - Additional Information (Detail) $ in Millions	12 Months Ended
Feb. 03, 2018 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Requisite Service Period	10 years
Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Contribution cost	$ 0.7
Net actuarial gain from AOCI	$ 0.3